Business Combination - Schedule of Total Consideration Paid by the Company to Acquire the Equity Interests (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Total Consideration Paid by the Company to Acquire the Equity Interests [Abstract]
Issuance of 56,600,000 common shares	$ 4,512
Earn out liability - milestone of patent submission	1,426
Earn out liability - milestone of financing	563
Total consideration transferred	$ 6,501